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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

 (Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Energy: 86.5%
100,313		Anadarko Petroleum Corp.	$10,318,195	3.7
30,290		Apache Corp.	2,823,634	1.0
86,486		Baker Hughes, Inc.	6,098,993	2.2
54,478		Basic Energy Services, Inc.	1,481,802	0.5
21,212	@	Baytex Energy Corp.	886,237	0.3
228,083		Canadian Natural Resources Ltd.	9,276,136	3.3
24,610		Carrizo Oil & Gas, Inc.	1,414,091	0.5
31,320		Cenovus Energy, Inc.	933,023	0.3
151,092		Chevron Corp.	18,552,587	6.7
62,830		Cloud Peak Energy, Inc.	1,160,470	0.4
205,753		ConocoPhillips	16,447,895	5.9
34,416		Consol Energy, Inc.	1,520,155	0.6
17,940		CVR Energy, Inc.	844,256	0.3
39,224		Devon Energy Corp.	2,898,654	1.0
90,288		EnCana Corp.	2,104,613	0.8
76,710		Enerplus Corp.	1,740,550	0.6
104,804		EOG Resources, Inc.	11,088,263	4.0
34,130		EPL Oil & Gas, Inc.	1,293,868	0.5
7,906		EQT Corp.	844,993	0.3
227,567		ExxonMobil Corp.	22,877,310	8.2
166,494		Halliburton Co.	10,762,172	3.9
74,402		Hess Corp.	6,792,903	2.5
60,477		Kinder Morgan, Inc.	2,019,327	0.7
38,816		Laredo Petroleum, Inc.	1,074,039	0.4
36,638		Marathon Oil Corp.	1,343,149	0.5
15,897		Marathon Petroleum Corp.	1,421,033	0.5
38,958		Nabors Industries Ltd.	1,021,868	0.4
31,115		National Oilwell Varco, Inc.	2,547,385	0.9
49,145	@	Newfield Exploration Co.	1,792,810	0.6
20,119		Noble Energy, Inc.	1,449,976	0.5
163,680	@	Nordic American Tankers Ltd.	1,338,902	0.5
141,162		Occidental Petroleum Corp.	14,072,440	5.1
123,760		Patterson-UTI Energy, Inc.	4,095,218	1.5
131,917		Petroquest Energy, Inc.	807,332	0.3
86,827		Phillips 66	7,362,061	2.7
9,237		Pioneer Natural Resources Co.	1,941,248	0.7
126,779	@	Precision Drilling Corp.	1,643,056	0.6
58,896		Range Resources Corp.	5,474,383	2.0
26,293		Royal Dutch Shell PLC - Class A ADR	2,066,630	0.7
207,817		Schlumberger Ltd.	21,621,281	7.8
26,641		SemGroup Corp.	1,809,990	0.7
15,030	@	Southwestern Energy Co.	683,414	0.3
89,591		Spectra Energy Corp.	3,635,603	1.3
112,068		Statoil ASA ADR	3,418,074	1.2
142,625		Suncor Energy, Inc.	5,495,341	2.0
128,419		Superior Energy Services	4,262,227	1.5
26,250	@	Unit Corp.	1,667,400	0.6
133,148		Valero Energy Corp.	7,462,945	2.7
24,166		Western Refining, Inc.	991,289	0.4
23,258	@	Whiting Petroleum Corp.	1,671,087	0.6
54,594		Williams Cos., Inc.	2,563,734	0.9
23,910		World Fuel Services Corp.	1,108,468	0.4
			240,022,510	86.5

		Materials: 13.4%
48,912		Alcoa, Inc.	665,692	0.2
46,990	@	Barrick Gold Corp.	757,009	0.3
89,918	@	Crown Holdings, Inc.	4,392,494	1.6
14,781		Eagle Materials, Inc.	1,285,504	0.5
234,578		Freeport-McMoRan Copper & Gold, Inc.	7,987,381	2.9
81,884		GoldCorp, Inc.	1,913,629	0.7
106,241		International Paper Co.	5,060,259	1.8
5,190		Martin Marietta Materials, Inc.	637,332	0.2
2,000	@	PAN American Silver Corp.	24,740	0.0
42,945	@	Randgold Resources Ltd. ADR	3,174,924	1.1
62,695		Rio Tinto PLC ADR	3,221,269	1.2
39,043		Rock-Tenn Co.	3,944,514	1.4
184,207		Teck Cominco Ltd. - Class B	4,109,658	1.5
			37,174,405	13.4

	Total Common Stock
	(Cost $231,165,910)		277,196,915	99.9

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
2,590,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,590,000)	2,590,000	0.9

	Total Short-Term Investments
	(Cost $2,590,000)	2,590,000	0.9

	Total Investments in Securities (Cost $233,755,910)	$279,786,915	100.8
	Liabilities in Excess of Other Assets	(2,197,246)	(0.8)
	Net Assets	$277,589,669	100.0

††	Rate shown is the 7-day yield as of May 31, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Cost for federal income tax purposes is $233,769,990.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,942,246
Gross Unrealized Depreciation	(4,925,321)

Net Unrealized Appreciation	$46,016,925

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Common Stock*	$277,196,915	$–	$–	$277,196,915
Short-Term Investments	2,590,000	–	–	2,590,000
Total Investments, at fair value	$279,786,915	$–	$–	$279,786,915
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(1,226,723)	$–	$(1,226,723)
Total Liabilities	$–	$(1,226,723)	$–	$(1,226,723)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Natural Resources Equity Income Fund Written OTC Options on May 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,212,099	Goldman Sachs & Co.	Call on Energy Select Sector SPDR® Fund	95.270	USD	06/20/14	$713,199	$(1,031,359)
372,758	Goldman Sachs & Co.	Call on Market Vectors Gold Miners ETF	23.890	USD	06/20/14	179,856	(51,886)
301,879	JPMorgan Chase & Co.	Call on Materials Select Sector SPDR® Fund	48.860	USD	06/20/14	69,402	(143,478)
		Total Written OTC Options				$962,457	$(1,226,723)

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Liability Derivatives	Instrument Type

Equity contracts	Written options	$1,226,723
Total Liability Derivatives		$1,226,723

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

	Goldman Sachs & Co.	JPMorgan Chase & Co.	Totals
Liabilities:
Written options	$1,083,245	$143,478	$1,226,723
Total Liabilities	$1,083,245	$143,478	$1,226,723

Net OTC derivative instruments by counterparty, at fair value	$(1,083,245)	$(143,478)	(1,226,723)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(1,083,245)	$(143,478)	$(1,226,723)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Natural Resources Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014